Note 10 - Deposits - Summary of Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-interest bearing checking accounts, amount	$ 54,202	$ 15,775
Money market accounts, amount	$ 99,638	$ 25,504
Money market accounts, weighted average interest rate	0.80%	0.80%
Certificate of deposit accounts, amount	$ 199,427	$ 184,452
Certificate of deposit accounts, weighted average interest rate	1.49%	2.27%
Total, amount	$ 354,845	$ 227,458
Total, weighted average interest rate	1.03%	1.87%
Passbook Accounts [Member]
Interest-bearing deposits, amount	$ 8	$ 5
Interest-bearing deposits, weighted average interest rate	0.16%	0.15%
Savings Accounts [Member]
Interest-bearing deposits, amount	$ 1,570	$ 1,722
Interest-bearing deposits, weighted average interest rate	0.20%	0.20%